Summary of significant accounting policies - Revenue (Details)	6 Months Ended
Dec. 31, 2024
Revenue
Deposit return maturity period	3 days
Minimum
Revenue
Term of the crypto-currency lending arrangement	30 days
Maximum
Revenue
Term of the crypto-currency lending arrangement	250 days